CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 7,967	$ 8,391
Restricted cash	5,171
Accounts receivable (net of allowance for doubtful accounts of US$nil as of December 31, 2011 and 2012)	5,772	4,246
Notes receivable	1,877
Deferred tax assets	1,659	1,799
Amounts due from related parties (net of allowance for doubtful accounts of US$1,334 and US$1,338 as of December 31, 2011 and 2012)	86
Prepayments and other current assets (net of provision for impairment allowance of US$714 and US$1,560 as of December 31, 2011 and 2012)	14,150	2,999
Assets classified as held-for-sale		21,693
Total current assets	36,682	39,128
Non-current assets:
Property, plant and equipment, net	548,511	580,964
Land use rights, net	48,640	50,666
Intangible assets, net	4,660	5,788
Goodwill	112,481	135,651
Deferred tax assets	1,329	1,767
Other non-current assets	2,013	951
Total non-current assets	717,634	775,787
TOTAL ASSETS	754,316	814,915
Current liabilities:
Accounts payable	3,124	5,251
Short-term loans	21,676	20,881
Current portion of long-term loans	35,537	51,651
Amounts due to related parties	12,705	12,174
Deferred tax liabilities		536
Accrued expenses and other current liabilities	43,825	75,002
Warrant liabilities	839	440
Liabilities directly associated with the assets classified as held-for-sale		11,920
Total current liabilities	117,706	177,855
Non-current liabilities:
Long-term loans	212,970	215,382
Deferred tax liabilities	24,345	26,563
Other non-current liabilities	6,780	237
Total non-current liabilities	244,095	242,182
Total liabilities	361,801	420,037
Commitments and contingencies
China Hydroelectric Corporation shareholders' equity:
Ordinary shares (par value US$0.001 per share, 400,000,000 shares authorized as of December 31, 2011 and 2012; 161,989,097 shares issued and outstanding as of December 31, 2011 and 2012)	162	162
Additional paid-in capital	509,665	509,499
Accumulated other comprehensive income	41,597	42,968
Accumulated deficit	(159,472)	(158,229)
Total China Hydroelectric Corporation shareholders' equity	391,952	394,400
Noncontrolling interests	563	478
Total shareholders' equity	392,515	394,878
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 754,316	$ 814,915